TRADE RECEIVABLES AND OTHER - Carrying Amounts of Total Trade Receivables - Net by Currency (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Trade receivables [line items]
Trade receivables	€ 586	€ 341
Euro
Trade receivables [line items]
Trade receivables	277	143
U.S. Dollars
Trade receivables [line items]
Trade receivables	289	181
Swiss Francs
Trade receivables [line items]
Trade receivables	7	6
Other currencies
Trade receivables [line items]
Trade receivables	€ 13	€ 11